SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Save-As-You-Earn [Member] | Save-As-You-Earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	860,867,088	678,692,896
Weighted Average Exercise Price of options outstanding, Start of Period	£ 0.5134	£ 0.5176
Number of options, Granted	188,866,162	268,653,890
Weighted Average Exercise Price, Granted	£ 0.4792	£ 0.5103
Number of options, Exercised	(135,721,404)	(13,119,229)
Weighted Average Exercise Price, Exercised	£ 0.5900	£ 0.5558
Number of options, Forfeited	(22,909,999)	(18,545,569)
Weighted Average Exercise Price, Forfeited	£ 0.4985	£ 0.5170
Number of options, Cancelled	(78,073,042)	(41,211,075)
Weighted Average Exercise Price, Cancelled	£ 0.5066	£ 0.5277
Number of options, Expired	(10,033,887)	(13,603,825)
Weighted Average Exercise Price, Expired	£ 0.5520	£ 0.5698
Number of options outstanding, End of Period	802,994,918	860,867,088
Weighted Average Exercise Price of options outstanding, End of Period	£ 0.4930	£ 0.5134
Number of options exercisable, End of Period	68,378
Weighted Average Exercise Price of options exercisable, End of Period	£ 0.6002
Lloyds Banking Group Executive Share Plan 2003 [Member] | Lloyds Banking Group Executive Share Plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, Start of Period	14,523,989	218,962,281
Weighted Average Exercise Price of options outstanding, Start of Period
Number of options, Granted	3,914,599	5,466,405
Weighted Average Exercise Price, Granted
Number of options, Exercised	(6,854,043)	(104,967,667)
Weighted Average Exercise Price, Exercised
Number of options, Vested	(148,109)
Weighted Average Exercise Price, Vested
Number of options, Forfeited	(662,985)	(81,883)
Weighted Average Exercise Price, Forfeited
Number of options, Expired	(510,423)	(104,855,147)
Weighted Average Exercise Price, Expired
Number of options outstanding, End of Period	10,263,028	14,523,989
Weighted Average Exercise Price of options outstanding, End of Period
Number of options exercisable, End of Period	3,305,442	7,729,919
Weighted Average Exercise Price of options exercisable, End of Period